Note 1 - Restatement of Previously Issued Consolidated Financial Statements	4 Months Ended
May 06, 2014
Restatement of Prior Year Income [Abstract]
Restatement to Prior Year Income [Table Text Block]
1.	Restatement of previously issued consolidated financial statements

The Company has restated certain amounts reported as of December 31, 2013 and 2012, and for each of the years in the two year period ended December 31, 2013. The restatement reflects adjustments of depletion expense and accumulated depletion based on the changes in reserve estimates for each of the years in the two year period ended December 31, 2013, which were included in the Company’s Annul Report on Form 10K.

The adjustments are noncash adjustments and have no impact on the Company’s cash flows. On May 6, 2014, the Company completed its assessment of the impact of the adjustments to the depletion expense and accumulated depletion for each of the years in the two year period ended December 31, 2013 and believes the effects of the restatements are as summarized in the following tables:

Consolidated Balance Sheet as of December 31, 2013

	Previously Reported	Adjustment	As Restated
Oil and natural gas properties, full cost method, net of accumulated depletion	$23,971	$(371)	$23,600
Total oil and natural gas properties and other equipment, net	$24,441	$(371)	$24,070
Total assets	$26,201	$(371)	$25,830
Accumulated deficit	$(42,201)	$(371)	$(42,572)
Total shareholders’ equity	$3,415	$(371)	$3,044
Total liabilities and shareholders’ equity	$26,201	$(371)	$25,830

Consolidated Balance Sheet as of December 31, 2012

	Previously Reported	Adjustment	As Restated
Oil and natural gas properties, full cost method, net of accumulated depletion	$22,745	$(239)	$22,506
Total oil and natural gas properties and other equipment, net	$23,312	$(239)	$23,073
Total assets	$24,667	$(239)	$24,428
Accumulated deficit	$(38,280)	$(239)	$(38,519)
Total shareholders’ equity	$5,632	$(239)	$5,393
Total liabilities and shareholders’ equity	$24,667	$(239)	$24,428

Consolidated Statement of Operations for the Year Ended December 31, 2013

	Previously Reported	Adjustment	As Restated
Depreciation, depletion and amortization	$572	$132	$704
Total expenses	$6,893	$132	$7,025
Operating income (loss)	$(3,271)	$(132)	$(3,403)
Net income (loss)	$(3,921)	$(132)	$(4,053)
Net income (loss) per basic common share	$(0.17)	$(0.01)	$(0.18)
Net income (loss) per diluted common share	$(0.17)	$(0.01)	$(0.18)

Consolidated Statement of Operations for the Year Ended December 31, 2012

	Previously Reported	Adjustment	As Restated
Depreciation, depletion and amortization	$542	$118	$660
Total expenses	$4,599	$118	$4,717
Operating income (loss)	$1,909	$(118)	$1,791
Net income (loss)	$1,154	$(118)	$1,036
Net income (loss) per basic common share	$0.05	$(0.00)	$0.05
Net income (loss) per diluted common share	$0.05	$(0.00)	$0.05